Borrowings and financing (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings And Financing
Borrowings and financing, beginning	R$ 9,051	R$ 9,140
Additions	1,545	4,860
Accrued interest	971	500
Accrued swap	76	(7)
Mark-to-market	(4)	15
Monetary and exchange rate changes	(29)	20
Borrowing cost	13	15
Interest paid	(755)	(482)
Payments	(3,852)	(4,842)
Swap paid	(54)	(23)
Liabilities related to assets held for sale or distribution	(851)
Foreign currency translation adjustment	(248)	(145)
Borrowings and financing, ending	R$ 5,863	R$ 9,051